Schedule of investments
Delaware Ivy Mid Cap Income Opportunities Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.00%
Consumer Discretionary — 22.80%
Darden Restaurants	273,481	$ 37,830,627
Garmin	410,079	37,846,191
Hasbro	658,587	40,180,393
Polaris	364,565	36,821,065
Service Corp. International	532,103	36,789,601
Tractor Supply	172,162	38,731,285
Travel + Leisure	1,040,422	37,871,361
Vail Resorts	150,994	35,989,420
		302,059,943
Consumer Staples — 8.41%
Clorox	263,488	36,975,271
McCormick & Co.	459,586	38,095,084
Sysco	475,343	36,339,972
		111,410,327
Financials — 20.04%
Ares Management Class A	555,770	38,036,899
Arthur J. Gallagher & Co.	203,960	38,454,619
Discover Financial Services	375,335	36,719,023
First American Financial	742,907	38,883,752
Glacier Bancorp	730,546	36,103,583
Northern Trust	441,363	39,056,212
Umpqua Holdings	2,144,071	38,271,667
		265,525,755
Healthcare — 2.84%
Encompass Health	630,178	37,690,946
		37,690,946
Industrials — 16.95%
Fastenal	764,762	36,188,538
L3Harris Technologies	181,604	37,811,769
nVent Electric	995,848	38,310,272
Snap-on	167,665	38,309,776
Stanley Black & Decker	492,279	36,979,998
Watsco *	148,369	37,003,229
		224,603,582
Information Technology — 16.60%
Broadridge Financial Solutions	272,275	36,520,246
Microchip Technology	510,995	35,897,399
NetApp	605,226	36,349,874
Paychex	321,340	37,134,050
Seagate Technology Holdings *	710,450	37,376,774
TE Connectivity	318,980	36,618,904
		219,897,247
Materials — 11.36%
Avery Dennison	214,782	38,875,542
Packaging Corp. of America	288,159	36,858,418
RPM International	382,751	37,299,085
	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
Sonoco Products	618,394	$ 37,542,700
		150,575,745
Total Common Stocks (cost $1,107,646,042)		1,311,763,545

Short-Term Investments — 0.94%
Money Market Mutual Funds — 0.94%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	3,115,653	3,115,653
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	3,115,652	3,115,652
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	3,115,653	3,115,653
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	3,115,653	3,115,653
Total Short-Term Investments (cost $12,462,611)		12,462,611

Total Value of Securities Before Securities Lending Collateral—99.94% (cost $1,120,108,653)		1,324,226,156

Securities Lending Collateral — 0.18%
Money Market Mutual Fund — 0.18%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	2,371,301	2,371,301
Total Securities Lending Collateral (cost $2,371,301)		2,371,301

Total Value of Securities—100.12% (cost $1,122,479,954)		1,326,597,457■
Obligation to Return Securities Lending Collateral — (0.18%)		(2,371,301)
Receivables and Other Assets Net of Liabilities — 0.05%		726,025
Net Assets Applicable to 80,203,048 Shares Outstanding—100.00%		$1,324,952,181
*	Fully or partially on loan.
NQ-IV012 [12/22] 2/23 (2745494)    1

Schedule of investments
Delaware Ivy Mid Cap Income Opportunities Fund   (Unaudited)
■	Includes $8,965,041 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $6,898,953.
2    NQ-IV012 [12/22] 2/23 (2745494)